DEFERRED COSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs [Table Text Block]	The table below summarizes the activity within the deferred commission costs account, during the three months ended March 31, 2019:

	December 31,	Commission	Commission	March 31,
	2018	Costs Deferred	Amortized	2019
Deferred costs, short term	$176,006	$54,174	$(51,399)	$178,781
Deferred costs, long term	93,790	11,295	-	105,085
Deferred commission costs	$269,796	$65,469	$(51,399)	$283,866

The table below summarizes the activity within the deferred commission costs account, during the year ended December 31, 2018:

	January 1,	Commission	Commission	December 31,
	2018	Costs Deferred	Amortized	2018
Deferred costs, short term	$80,153	$199,236	$(103,383)	$176,006
Deferred costs, long term	-	93,790	-	93,790
Deferred commission costs	$80,153	$293,026	$(103,383)	$269,796